Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Columbia International Dividend Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Class A
Trading Symbol	CSVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 128	1.21%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the utilities and health care sectors boosted the Fund’s relative performance most during the annual period.
Allocations
| Overweight positions in the communication services sector contributed to relative performance.
Individual holdings
| Positions in BT Group, a communication services company, Siemens AG, a technology company, and Hong Kong Exchanges & Clearing Ltd., a financial services company, were among the top contributors to the Fund's relative performance.
Top Performance Detractors
Stock selection

I

Selections in the consumer discretionary and information technology sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the health care sector detracted from relative performance.
Individual holdings
| Positions in DSM-Firmenich, a specialty chemicals company, Tokyo Electron, a semiconductor company, and Taylor Wimpey, a residential developer company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	11.53	9.52	7.17
Class A (including sales charges) (a)	5.14	8.23	6.54
MSCI ACWI ex USA Value Index (Net)	19.85	12.75	7.16
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
(a)
The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 576,341,099
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 4,172,543
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 576,341,099
Total number of portfolio holdings	59
Management services fees (represents 0.76% of Fund average net assets)	$ 4,172,543
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
Siemens AG, Registered Shares	3.1%
Iberdrola SA	3.0%
BT Group PLC	2.8%
Royal Bank of Canada	2.7%
Samsung Electronics Co., Ltd.	2.6%
BNP Paribas SA	2.6%
AXA SA	2.5%
Shell PLC	2.4%
Deutsche Telekom AG, Registered Shares	2.4%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
Siemens AG, Registered Shares	3.1%
Iberdrola SA	3.0%
BT Group PLC	2.8%
Royal Bank of Canada	2.7%
Samsung Electronics Co., Ltd.	2.6%
BNP Paribas SA	2.6%
AXA SA	2.5%
Shell PLC	2.4%
Deutsche Telekom AG, Registered Shares	2.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia International Dividend Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Institutional Class
Trading Symbol	CSVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the utilities and health care sectors boosted the Fund’s relative performance most during the annual period.
Allocations
| Overweight positions in the communication services sector contributed to relative performance.
Individual holdings
| Positions in BT Group, a communication services company, Siemens AG, a technology company, and Hong Kong Exchanges & Clearing Ltd., a financial services company, were among the top contributors to the Fund's relative performance.
Top Performance Detractors
Stock selection

I

Selections in the consumer discretionary and information technology sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the health care sector detracted from relative performance.
Individual holdings
| Positions in DSM-Firmenich, a specialty chemicals company, Tokyo Electron, a semiconductor company, and Taylor Wimpey, a residential developer company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	11.81	9.79	7.44
MSCI ACWI ex USA Value Index (Net)	19.85	12.75	7.16
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
(a)
The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 576,341,099
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 4,172,543
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 576,341,099
Total number of portfolio holdings	59
Management services fees (represents 0.76% of Fund average net assets)	$ 4,172,543
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
Siemens AG, Registered Shares	3.1%
Iberdrola SA	3.0%
BT Group PLC	2.8%
Royal Bank of Canada	2.7%
Samsung Electronics Co., Ltd.	2.6%
BNP Paribas SA	2.6%
AXA SA	2.5%
Shell PLC	2.4%
Deutsche Telekom AG, Registered Shares	2.4%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
Siemens AG, Registered Shares	3.1%
Iberdrola SA	3.0%
BT Group PLC	2.8%
Royal Bank of Canada	2.7%
Samsung Electronics Co., Ltd.	2.6%
BNP Paribas SA	2.6%
AXA SA	2.5%
Shell PLC	2.4%
Deutsche Telekom AG, Registered Shares	2.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia International Dividend Income Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CADPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the utilities and health care sectors boosted the Fund’s relative performance most during the annual period.
Allocations
| Overweight positions in the communication services sector contributed to relative performance.
Individual holdings
| Positions in BT Group, a communication services company, Siemens AG, a technology company, and Hong Kong Exchanges & Clearing Ltd., a financial services company, were among the top contributors to the Fund's relative performance.
Top Performance Detractors
Stock selection

I

Selections in the consumer discretionary and information technology sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the health care sector detracted from relative performance.
Individual holdings
| Positions in DSM-Firmenich, a specialty chemicals company, Tokyo Electron, a semiconductor company, and Taylor Wimpey, a residential developer company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	11.96	9.94	7.59
MSCI ACWI ex USA Value Index (Net)	19.85	12.75	7.16
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
(a)
The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 576,341,099
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 4,172,543
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 576,341,099
Total number of portfolio holdings	59
Management services fees (represents 0.76% of Fund average net assets)	$ 4,172,543
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
Siemens AG, Registered Shares	3.1%
Iberdrola SA	3.0%
BT Group PLC	2.8%
Royal Bank of Canada	2.7%
Samsung Electronics Co., Ltd.	2.6%
BNP Paribas SA	2.6%
AXA SA	2.5%
Shell PLC	2.4%
Deutsche Telekom AG, Registered Shares	2.4%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
Siemens AG, Registered Shares	3.1%
Iberdrola SA	3.0%
BT Group PLC	2.8%
Royal Bank of Canada	2.7%
Samsung Electronics Co., Ltd.	2.6%
BNP Paribas SA	2.6%
AXA SA	2.5%
Shell PLC	2.4%
Deutsche Telekom AG, Registered Shares	2.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia International Dividend Income Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CLSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the utilities and health care sectors boosted the Fund’s relative performance most during the annual period.
Allocations
| Overweight positions in the communication services sector contributed to relative performance.
Individual holdings
| Positions in BT Group, a communication services company, Siemens AG, a technology company, and Hong Kong Exchanges & Clearing Ltd., a financial services company, were among the top contributors to the Fund's relative performance.
Top Performance Detractors
Stock selection

I

Selections in the consumer discretionary and information technology sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the health care sector detracted from relative performance.
Individual holdings
| Positions in DSM-Firmenich, a specialty chemicals company, Tokyo Electron, a semiconductor company, and Taylor Wimpey, a residential developer company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	11.98	9.99	7.65
MSCI ACWI ex USA Value Index (Net)	19.85	12.75	7.16
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
(a)
The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 576,341,099
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 4,172,543
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 576,341,099
Total number of portfolio holdings	59
Management services fees (represents 0.76% of Fund average net assets)	$ 4,172,543
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
Siemens AG, Registered Shares	3.1%
Iberdrola SA	3.0%
BT Group PLC	2.8%
Royal Bank of Canada	2.7%
Samsung Electronics Co., Ltd.	2.6%
BNP Paribas SA	2.6%
AXA SA	2.5%
Shell PLC	2.4%
Deutsche Telekom AG, Registered Shares	2.4%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
Siemens AG, Registered Shares	3.1%
Iberdrola SA	3.0%
BT Group PLC	2.8%
Royal Bank of Canada	2.7%
Samsung Electronics Co., Ltd.	2.6%
BNP Paribas SA	2.6%
AXA SA	2.5%
Shell PLC	2.4%
Deutsche Telekom AG, Registered Shares	2.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia International Dividend Income Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Class S
Trading Symbol	CSVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of October 2, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 92 (a)	0.96% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 92	[1]
Expense Ratio, Percent	0.96%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the utilities and health care sectors boosted the Fund’s relative performance most during the annual period.
Allocations
| Overweight positions in the communication services sector contributed to relative performance.
Individual holdings
| Positions in BT Group, a communication services company, Siemens AG, a technology company, and Hong Kong Exchanges & Clearing Ltd., a financial services company, were among the top contributors to the Fund's relative performance.
Top Performance Detractors
Stock selection

I

Selections in the consumer discretionary and information technology sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the health care sector detracted from relative performance.
Individual holdings
| Positions in DSM-Firmenich, a specialty chemicals company, Tokyo Electron, a semiconductor company, and Taylor Wimpey, a residential developer company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b)	11.81	9.79	7.44
MSCI ACWI ex USA Value Index (Net)	19.85	12.75	7.16
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 576,341,099
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 4,172,543
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 576,341,099
Total number of portfolio holdings	59
Management services fees (represents 0.76% of Fund average net assets)	$ 4,172,543
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund
net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
Siemens AG, Registered Shares	3.1%
Iberdrola SA	3.0%
BT Group PLC	2.8%
Royal Bank of Canada	2.7%
Samsung Electronics Co., Ltd.	2.6%
BNP Paribas SA	2.6%
AXA SA	2.5%
Shell PLC	2.4%
Deutsche Telekom AG, Registered Shares	2.4%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
Siemens AG, Registered Shares	3.1%
Iberdrola SA	3.0%
BT Group PLC	2.8%
Royal Bank of Canada	2.7%
Samsung Electronics Co., Ltd.	2.6%
BNP Paribas SA	2.6%
AXA SA	2.5%
Shell PLC	2.4%
Deutsche Telekom AG, Registered Shares	2.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.